RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of material related party relationship

Name of party	Relationship

STT GDC	Principal ordinary shareholder of the Company
STT Singapore DC Pte. Ltd.	Subsidiary of STT GDC
STT DEFU 2 Pte. Ltd.	Subsidiary of STT GDC

Schedule of major transactions with related parties

		Years ended December 31,
		2018	2019	2020

Commission income	(Note)
STT Singapore DC Pte. Ltd.		—	624	553
STT DEFU 2 Pte. Ltd.		—	332	485
		—	956	1,038

Schedule of major balances with related parties

		As of December 31,
		2019	2020

Amount due to related parties:	(Note)
STT Singapore DC Pte. Ltd.		5,350	7,938
STT DEFU 2 Pte. Ltd.		6,638	7,422
		11,988	15,360